UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     (212) 920-3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $461,500 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN COMMERCIAL LINES      COM NEW          025195207    35561  1172864 SH       SOLE                  1172864
AMERIGROUP CORP                COM              03073T102    11493   590600 SH       SOLE                   590600
AMERIPRISE FINL INC            COM              03076C106    28700   700000 SH       SOLE                   700000
ASSURED GUARANTY LTD           COM              G0585R106    17895   704800 SH       SOLE                   704800
BIOLASE TECHNOLOGY INC         COM              090911108      799   100000 SH       SOLE                   100000
CF INDS HLDGS INC              COM              125269100    11033   723500 SH       SOLE                   723500
CONSECO INC                    COM NEW          208464883    18884   815000 SH       SOLE                   815000
COVANTA HLDG CORP              COM              22282E102    37263  2474272 SH       SOLE                  2474272
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102      788     5500 SH       SOLE                     5500
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    37905  2150000 SH       SOLE                  2150000
GRAFTECH INTL LTD              COM              384313102    28162  4527700 SH       SOLE                  4527700
KEYNOTE SYS INC                COM              493308100    14135  1100000 SH       SOLE                  1100000
LEAR CORP                      COM              521865105    18499   650000 SH       SOLE                   650000
LOEWS CORP                     COM              540424108    30826   325000 SH       SOLE                   325000
MARTHA STEWART LIVING OMNIME   CL A             573083102     4344   249250 SH       SOLE                   249250
NOVELIS INC                    COM              67000X106    14107   675300 SH       SOLE                   675300
PXRE GROUP LTD                 COM              G73018106    41103  3171553 SH       SOLE                  3171553
RYERSON TULL INC NEW           COM              78375P107    31616  1300000 SH       SOLE                  1300000
SCOTTISH RE GROUP LTD          ORD              G7885T104    28601  1165000 SH       SOLE                  1165000
USEC INC                       COM              90333E108    14986  1254100 SH       SOLE                  1254100
WASHINGTON MUT INC             COM              939322103    34800   800000 SH       SOLE                 34800000